Party-in-Interest and Related Party Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 5,824,437,232	$ 5,834,397,117
Dividend income on shares of common stock	9,544,367
Service credit received, allocated based upon plan assets	$ 100,000	100,000
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares purchased (in shares)	234,969
Cost of shares purchased	$ 17,152,269
Number of shares sold (in shares)	581,581
Proceeds from shares sold	$ 45,297,904
Investments, at fair value	$ 353,489,573	$ 632,517,069
Number of shares held (in shares)	5,834,124	6,654,572
Percentage of common stock held by the plan	6.00%	11.00%